UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number(811-22721)


KKR Alternative Corporate Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2014


Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22721
Reporting Period: 07/01/2013 - 06/30/2014
KKR Alternative Corporate Opportunities Fund









================= KKR Alternative Corporate Opportunities Fund =================


ASSURED GUARANTY LTD.

Ticker:       AGO            Security ID:  BMG0585R1060
Meeting Date: MAY 07, 2014   Meeting Type: Annual
Record Date:  MAR 10, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Francisco L. Borges as Director   For       For          Management
1.2   Elect G. Lawrence Buhl as Director      For       For          Management
1.3   Elect Stephen A. Cozen as Director      For       For          Management
1.4   Elect Dominic J. Frederico as Director  For       For          Management
1.5   Elect Bonnie L. Howard as Director      For       For          Management
1.6   Elect Patrick W. Kenny as Director      For       For          Management
1.7   Elect Simon W. Leathes as Director      For       For          Management
1.8   Elect Robin Monro-Davies as Director    For       For          Management
1.9   Elect Michael T. O'Kane as Director     For       For          Management
1.10  Elect Yukiko Omura as Director          For       For          Management
1.11  Elect Wilbur L. Ross, Jr. as Director   For       Withhold     Management
1.12  Elect Howard W. Albert as Director of   For       For          Management
      Assured Guaranty Re Ltd
1.13  Elect Robert A. Bailenson as Director   For       For          Management
      of Assured Guaranty Re Ltd
1.14  Elect Russell B. Brewer, II as          For       For          Management
      Director of Assured Guaranty Re Ltd
1.15  Elect Gary Burnet as Director of        For       For          Management
      Assured Guaranty Re Ltd
1.16  Elect Stephen Donnarumma as Director    For       For          Management
      of Assured Guaranty Re Ltd
1.17  Elect Dominic J. Frederico as Director  For       For          Management
      of Assured Guaranty Re Ltd
1.18  Elect James M. Michener as Director of  For       For          Management
      Assured Guaranty Re Ltd
1.19  Elect Robert B. Mills as Director of    For       For          Management
      Assured Guaranty Re Ltd
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
5     Ratify PwC as AG Re's Auditors          For       For          Management


--------------------------------------------------------------------------------

CENGAGE LEARNING ACQUISITIONS, INC.

Ticker:                      Security ID:  15135RAA4
Meeting Date: FEB 14, 2014   Meeting Type: Written Consent
Record Date:  NOV 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management
2     Opt Out Release                         None      Did Not Vote Management

========== END NPX REPORT


SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Alternative Corporate Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date                 August 21, 2014

* Print the name and title of each signing officer under his or her signature.